RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Related Party [Abstract]
Disclosure of detailed information about related parties outstanding balances [Text Block]
The balances as at December 31, 2018 and 2017 were as follows:

	December 31,	December 31,
	2018	2017
Payable De Beers Canada Inc. as the operator of the GK Mine*	$1,430	$523
Payable to De Beers Canada Inc. for interest on letters of credit	352	339
Receivable from De Beers Canada Inc. for sunk cost overpayment	-	21
Payable to International Investment and Underwriting	-	32
Payable to key management personnel	57	178

*included in accounts payable and accrued liabilities

Disclosure of transactions between related parties [Text block]
The transactions for the years ended December 31, 2018 and 2017 were as follows:

	Year ended	Year ended
	December 31, 2018	December 31, 2017
The total of the transactions:
Kennady Diamonds	$30	$90
International Investment and Underwriting	99	82
Remuneration to key management personnel	2,917	3,828
Sunk cost repayment to De Beers Canada Inc.	-	49,063
Diamonds sold to De Beers Canada Inc.	2,028	8,791
Diamonds purchased from De Beers Canada Inc.	29,774	19,470
Finance costs incurred from De Beers Canada Inc.	705	339
Assets purchased from De Beers Canada Inc.	-	324
Management fee charged by the Operator of the GK Mine	4,153	4,153

Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [Text block]
The remuneration expense of directors and other members of key management personnel for the years ended December 31, 2018 and 2017 were as follows:

	Year ended	Year ended
	December 31, 2018	December 31, 2017
Consulting fees, payroll, director fees, bonus and other short-term benefits	$1,643	$2,707
Share-based payments	1,324	1,171
	$2,967	$3,878